BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Ordinary shares, no par value
Common Stock, shares authorized	16,666,667	16,666,667
Common Stock, shares issued	11,325,912	11,325,912
Common Stock, shares outstanding	9,878,861	9,878,861
Treasury shares, shares	1,447,051	1,447,051